30. Risk management	6 Months Ended
Jun. 30, 2020
Disclosure of risk management strategy related to hedge accounting [abstract]
Risk management
30.	Risk management

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2020 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2020	12.31.2019	06.30.2020	12.31.2019
Derivatives not designated for hedge accounting
Future contracts - total (*)	(19,167)	(10,383)	(211)	(28)
Long position/Crude oil and oil products	9,551	9,865	-	-	2020
Short position/Crude oil and oil products	(28,718)	(20,248)	-	-	2020
Forward contracts (*)
Short position/Crude oil and oil products	(3,900)	-	(38)	-	2020
Forward contracts
Long position/Foreign currency forwards (BRL/USD) (**)	-	US$ 273	-	-	2020
Long position/Foreign currency forwards (EUR/USD) (**)	-	EUR 2.245	-	(45)	2020
Long position/Foreign currency forwards (GPB/USD) (**)	GBP 388	GBP 388	(24)	11	2020
Short position/Foreign currency forwards (GPB/USD) (**)	GBP 140	GBP 224	(10)	(14)	2020
Swap
Foreign currency / Cross-currency Swap (**)	GBP 615	GBP 700	(54)	32	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(238)	(50)	2034
Swap - IPCA (**)	R$ 3008	R$ 3008	(1)	6	2029/2034
Foreign currency / Cross-currency Swap (**)	US$ 729	US$ 729	(255)	11	2024/2029
Total recognized in the Statement of Financial Position			(831)	(77)

(*) Notional value in thousands of bbl.
(**) Amounts in US$, EUR, GBP and R$ are presented in million.

	Gains/ (losses) recognized in the statement of income					Gains/(losses) recognized in Shareholders’ Equity (*)
	2020	2019	2020	2019	2020	2019	2020	2019
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives	(253)	(378)	(476)	(153)	−	−	−	−
Currency derivatives	(648)	(171)	31	(139)	−	−	−	−
Interest rate derivatives	(17)	−	38	−	−	−	−	−
	(918)	(549)	(407)	(292)	−	−	−	−
Cash flow hedge on exports (**)	(2,443)	(1,494)	(1,043)	(739)	(22,596)	2,372	(1,637)	2,256
Total	(3,361)	(2,043)	(1,450)	(1,031)	(22,596)	2,372	(1,637)	2,256

(*) Amounts recognized as other comprehensive income in the period.
(**) Using non-derivative financial instruments as designated hedging instruments, as set out in note 30.2.

	Guarantees given as collateral
	06.30.2020	12.31.2019
Commodity derivatives	420	57
Currency derivatives	347	230
Total	767	287

In order to reduce exposure to foreign exchange risk arising from financial instruments denominated in currencies other than the U.S. dollar, derivative transactions were carried out in the period. The depreciation of the pound sterling, associated with the depreciation of the real, explains the increased amounts of collateral associated with currency derivatives. As of June 30, 2020, the position of these guarantees was accounted for as other current assets (US$ 70) and other non-current assets (US$ 277).

Aiming at preserving the Company's liquidity, there was an increase in operations with future contracts related to oil exports (as set out in note 30.1), consequently increasing commodity collateral, which are accounted for as other current assets as of June 30, 2020.

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2020 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(253)	(506)
		−	(253)	(506)
(*) The probable scenario was computed based on the fair value of oil and oil products prices at June 30, 2020. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

30.1.	Risk management of crude oil and oil products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

Crude oil

In March 2020, in order to preserve the Company's liquidity, Petrobras approved a hedge strategy for exported oil already shipped but not priced mainly due to the high volatility of the current context, both due to the effects of the oil price drop and the effects of the COVID-19 pandemic on the global oil consumption.

As a result of this strategy, from April 2020, transactions using forward and futures contracts were carried out. Forward transactions do not require initial disbursement, whereas future transactions require margin deposits, depending on the volume contracted. In the second quarter of 2020, there was a US$ 211 loss in the forward transactions and a US$ 269 loss in the futures operations.

In the first half of 2019, the Company recognized a a US$ 235 loss relating to over-the-counter put options referenced in Brent oil prices, due to the increase in the commodity price in the international market; an US$ 8 loss on hedges related to diesel prices by using non-deliverable forwards (NDF); and a US$ 7 gain on hedges related to gasoline prices also by using NDF. In the second quarter of 2020, there was US$ 140 loss, US$ 10 gain and US$ 3 gain for Brent, diesel and gasoline, respectively.

Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, occasionally seeks to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk. Changes in operations contracted for other commodities derivatives resulted in a US$ 207 gain in the six-month period ended June 30, 2020 (a US$ 142 loss in the same period of 2019). In the second quarter of 2020, there was a US$ 25 loss (a US$ 27 loss in the same period of 2019).

30.2.	Foreign exchange risk management
a)	Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of June 30, 2020, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.4760 exchange rate are set out below:

				Present value of hedging instrument notional value at 06.30.2020
Hedging Instrument	Hedged Transactions	Nature of theRisk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2020 to June 2030	54,407	297,933

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2020	87,651	353,295
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	(11,987)	(69,457)
Exports affecting the statement of income	(7,300)	(33,732)
Principal repayments / amortization	(13,957)	(66,613)
Foreign exchange variation	-	114,440
Amounts designated as of June 30, 2020	54,407	297,933
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2020	59,614	326,446

In the first half of 2020, highly probable future exports were impacted by the effects of the oil price war and the COVID-19 pandemic.

Thus, a portion of exports designated for hedge relationships are no longer considered highly probable, but are still expected to occur, and as a consequence the hedge relationships were revoked at March 31, 2020, in the amount of US$ 35,774. The foreign exchange variation accounted for these operations within other comprehensive income up to the end of the quarter remains in shareholders' equity, and will be reclassified to the statement of income when exports occur. These revocations were responsible for the relevant increase in Dollar/Real exposure, which at the end of this quarter was negative by US$ 37,212 (as presented in item (c) below).

In addition, a portion of exports designated for hedge relationships, from April to December 2020 and from August to December 2020, are no longer expected to occur, and the corresponding foreign exchange variation were recycled from shareholder’s equity to the statement of income the first half of 2020, in the amount of US$ 551.

In the first half of 2020, the Company also recognized a US$ 1 loss within foreign exchange gains (losses) due to ineffectiveness (a US$ 5 loss in the same period of 2019).

As of June 30, 2020, the ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 100% (91.2% as of December 31, 2019).

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2020 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2019	(20,143)	6,851	(13,292)
Recognized in Other comprehensive income	(3,510)	1,192	(2,318)
Reclassified to the statement of income - occurred exports	3,136	(1,066)	2,070
Balance at December 31, 2019	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(24,421)	8,303	(16,118)
Reclassified to the statement of income - occurred exports	1,892	(644)	1,248
Reclassified to the statement of income - exports no longer expected to occur	551	(187)	364
Balance at June 30, 2020	(42,495)	14,449	(28,046)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2020-2024 revised in the first quarter of 2020, would indicate a reclassification adjustment from equity to the statement of income in the amount of US$ 913.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2020 is set out below:

	2020	2021	2022	2023	2024	2025	2026	2027 to 2029	Total
Expected realization	(3,496)	(6,946)	(7,284)	(6,240)	(4,903)	(3,496)	(3,067)	(7,063)	(42,495)

b)	Foreign exchange contracts

Cross currency swap – Pounds Sterling x Dollar

The Company recognized a US$ 297 loss in the six-month period ended June 30, 2020 (a US$ 94 loss in the same period of 2019) arising from this strategy, recorded in finance income (expense). In the second quarter of 2020 there was a US$ 38 gain (a US$ 140 loss in the same period of 2019). The Company does not expect to settle these swaps before their expiration dates.

Non Deliverable Forward (NDF) – Euro x Dollar and Pounds Sterling x Dollar

The Company recognized a US$ 43 loss in the six-month period ended June 30, 2020 (a US$ 83 loss in the same period of 2019) arising from this strategy, recorded in finance income (expense). In the second quarter of 2020 there was a US$54 gain (a US$ 2 loss in the same period of 2019). The Company does not expect to settle these NDFs before their expiration dates.

Swap contracts – National consumer price index (IPCA) x Brazilian interbank offering rate (CDI) and CDI x Dollar

The mark to market of IPCA x CDI swap operations registered a US$ 18 loss in the six-month period ended June 30, 2020, while the mark to market of CDI x USD swap operations presented a US$ 307 loss in the same period, both recorded as finance income (expense). In the second quarter of 2020 there was a US$ 38 gain and a US$ 61 loss, respectively. The Company does not expect to settle these swaps before their expiration dates.

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. A sensitivity analysis on CDI with a constant increase (parallel shock) of 100 basis points, all other variables remaining constant, would result in a US$ 3 gain, while a constant reduction (parallel shock) of 100 basis points, would result in a US$ 1 loss.

c)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 06.30.2020	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario

Assets	4,352		(188)	1,088	2,176
Liabilities	(95,464)	Dollar/Real	4,114	(23,866)	(47,732)
Exchange rate - Cross currency swap	(549)		24	(137)	(275)
Cash flow hedge on exports	54,407		(2,345)	13,602	27,204
	(37,254)		1,605	(9,313)	(18,627)
Assets	4	Euro/Real	−	1	2
Liabilities	(16)		1	(4)	(8)
	(12)		1	(3)	(6)
Assets	2,448	Euro/Dollar	(8)	612	1,224
Liabilities	(5,013)		16	(1,253)	(2,507)
Non Deliverable Forward (NDF)	−		−	−	−
	(2,565)		8	(641)	(1,283)
Assets	3	Pound Sterling/Real	−	1	2
Liabilities	(20)		1	(5)	(10)
	(17)		1	(4)	(8)
Assets	1,810	Pound Sterling /Dollar	18	453	905
Liabilities	(3,633)		(37)	(908)	(1,816)
Derivative - cross currency swap	1,503		15	376	752
Non Deliverable Forward (NDF)	307		3	77	154
	(13)		(1)	(2)	(5)
Total at June 30, 2020	(39,861)		1,614	(9,963)	(19,929)
Total at December 31, 2019	950		16	285	570

(*) At June 30, 2020, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 4.3% appreciation of the Real; Euro x U.S. Dollar: a 0.3% depreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.05% apreciation of the Pound Sterling; Real x Euro: a 4.6% appreciation of the Real; and Real x Pound Sterling - a 3.3% appreciation of the Real .

30.3.	Interest rate risk management

The table below presents, in the probable scenario, the amount to be disbursed by Petrobras with interests related to debts with floating interest rate at June 30, 2020. The reasonably possible and remote scenarios express a sensitivity analysis in which there is an increase of 25% and 50%, respectively, in the interest rates of these debts (Libor, TJLP, CDI, TR and IPCA). The results presented are associated with a period of 12 months.

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Finance debt	Floating rates	943	1,110	1,278
		943	1,110	1,278
(*) The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

30.4.	Liquidity risk

Following its liability management strategy, the Company regularly evaluates market conditions and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.

Measures to protect the Company's liquidity

As a result of the abrupt reduction in the demand and prices of oil and fuel, caused by the impact of the escalation of the COVID-19 pandemic all over the world, in the same time of an increase in oil supply, the Company adopted a set of measures to reduce cash outflows in a scenario of uncertainty, in order to ensure its financial strength and the resilience of its businesses.

The measures adopted by the Company to protect liquidity are described in note 3.